Stock-Based Compensation - Summary of Source of Stock Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended			12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 611	$ 985		$ 3,471	$ 3,884	$ 2,322
Equity Based Incentive Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense			$ 317	0	0	317
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	11	262		1,054	1,184	1,128
Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 600	$ 723		$ 2,417	$ 2,700	$ 877